Share-Based Payments Stock Options and SOSARs (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Exercise of stock options under equity compensation plans	$ 34.6	$ 44.4	$ 88.8
SOSARs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted in period	0.0	0.0	0.0
Options and SOSARs
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at the beginning of the period (in shares)	2.2
Granted (in shares)	0.1
Exercised	(1.0)
Forfeited	0.0
Outstanding at the end of the period (in shares)	1.3	2.2
Exercisable at beginning of period (in shares)	1.8
Exercisable at end of period (in shares)	1.1	1.8
Weighted-average exercise price of shares outstanding, beginning of the period (in dollars per share)	$ 45.33
Weighted-average exercise price of shares granted (in dollars per share)	74.81
Weighted-average exercise price of shares exercised (in dollars per share)	43.96
Weighted-average exercise price of shares forfeited (in dollars per share)	0.00
Weighted-average exercise price of shares outstanding, end of the period (in dollars per share)	49.49	$ 45.33
Weighted-average exercise price of shares exercisable, beginning or period (in dollars per share)	44.36
Weighted-average exercise price of shares exercisable, end of period (in dollars per share)	$ 46.02	$ 44.36
Weighted-average remaining contractual life outstanding	4 years 9 months 18 days	5 years
Weighted-average remaining contractual life exercisable	4 years	4 years 3 months 18 days
Aggregate intrinsic value of shares outstanding, beginning of period (in dollars)	$ 64.6
Aggregate intrinsic value of shares outstanding, end of period (in dollars)	58.0	$ 64.6
Aggregate intrinsic value of shares exercisable, beginning of period (in dollars)	54.9
Aggregate intrinsic value of shares exercisable, end of period (in dollars)	51.2	54.9
Total intrinsic value of stock options exercised	34.1	30.9	$ 36.0
Exercise of stock options under equity compensation plans	34.6	44.4	88.8
Tax benefit from stock options exercised	$ 10.0	$ 8.2	$ 7.7
Options, SOSARs, RSUs, DSUs, PSUs, and PU Awards
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Shares authorized and available for issuance (in shares)	6.8
Performance shares (PSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted in period	0.1	0.2	0.2
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	2 years 9 months 22 days	2 years 9 months 18 days	2 years 9 months 18 days
Minimum | Options and SOSARs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	21.65%	22.66%	22.39%
Minimum | Performance shares (PSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	12.73%	12.45%	12.18%
Maximum | Options and SOSARs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	29.90%	26.57%	25.90%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	5 years 8 months 12 days	7 years 6 months	7 years 8 months 12 days
Maximum | Performance shares (PSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	62.28%	72.41%	69.37%